SHARE CAPITAL (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Issuance of shares warrants exercised shares	925,667	302,555
Share issuance costs	$ 44,000	$ 1,162,000
Issuance of shares private placement	$ 823
Warrants Issued for private placement		4,444,445
Issuance of shares private placement		$ 988
Issuance of shares options exercised shares		66,661
Proceeds from exercise of options		$ 75
Stock issued	1,500,000	4,444,445
Warrants expire	1,000,000
Private placement agreement	133,333
Warrants debt extension agreement	1,000,000
Stock options granted Executives and Director	290,000
Stock options expired	504,999
Warrants [member]
IfrsStatementLineItems [Line Items]
Share issuance costs		$ 1,283
Proceeds from exercise of warrants		$ 12,000,000